Note 3 - Recent Real Estate Transactions (Details Textual)					6 Months Ended		12 Months Ended
	Mar. 13, 2020 USD ($)	Feb. 05, 2020 USD ($)	May 08, 2019 USD ($)	Jan. 15, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Real Estate Properties					132
Notes Payable, Total					$ 8,250,821		$ 12,238,692
Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total							25,100,000
Gain (Loss) on Sale of Properties							$ 6,300,000
Centennial Tech Center [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total		$ 15,000,000
Gain (Loss) on Sale of Properties		$ (913,000)
Union Terrace [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total	$ 11,300,000
Gain (Loss) on Sale of Properties	$ 688,000
Model Home [Member]
Number of Real Estate Properties					17	18	33
Real Estate Property, Consideration Transferred, Total					$ 6,300,000	$ 6,100,000	$ 13,000,000
Payments to Acquire Residential Real Estate					1,900,000	1,800,000
Model Home [Member] | Mortgage Notes [Member]
Notes Payable, Total					4,400,000	4,300,000
Model Home [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total					8,000,000	9,400,000	14,600,000	12,600,000
Gain (Loss) on Sale of Properties					$ 557,000	$ 783,000	$ 1,200,000	$ 988,000
Number of Real Estate Properties					21	26	41	33
Morena Office Center [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total				$ 5,600,000
Gain (Loss) on Sale of Properties				$ 700,000
Number of Real Estate Properties				15
Nightingale Land [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate, Total			$ 875,000
Gain (Loss) on Sale of Properties			$ (93,000)